INTANGIBLE ASSETS - Schedule of Goodwill for Cash Generating Units (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,199	£ 1,199
Personal Financial Services
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,169	£ 1,169
Discount rate	12.30%	12.10%
Private Banking
Disclosure of information for cash-generating units [line items]
Goodwill	£ 30	£ 30
Discount rate	9.20%	10.00%